SUBSEQUENT EVENTS (Details)		1 Months Ended	3 Months Ended	4 Months Ended		12 Months Ended
		May 21, 2019 shares	Mar. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Feb. 01, 2019 USD ($)	Feb. 01, 2019 CNY (¥)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)	Jan. 14, 2019 USD ($)	Jan. 11, 2019 USD ($)	Jan. 11, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2015 USD ($)
Cash and Cash Equivalents, at Carrying Value						$ 356,673		$ 4,912,170		$ 2,604,886										$ 11,151,900
Due to Related Parties, Noncurrent						6,892,316		5,685,971
Proceeds from Related Party Debt						1,686,123		5,685,971		6,024,096
Due from Related Parties, Current						2,378,709		3,062,797
Unicorn Investment Limited [Member]
Business Acquisition, Revenue Reported by Acquired Entity for Last Annual Period						960,000
Business Acquisition Income Loss Reported By Acquired Entity For Last Annual Period						$ 641,000
Percentage Of Registrable Securities Holders Requesting Effect a Registration Under the Act						10.00%
Unicorn Investment Limited [Member] | Maximum [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable						$ 5,000,000
Unicorn Investment Limited [Member] | Subsequent Event [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		632,660,858
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net			$ 1,309,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities			1,056,000
Business Acquisition, Revenue Reported by Acquired Entity for Last Annual Period			90,000
Business Acquisition Income Loss Reported By Acquired Entity For Last Annual Period			$ 103,000
Unicorn Investment Limited [Member] | Subsequent Event [Member] | Pre Acquisition [Member]
Equity Method Investment, Ownership Percentage		25.70%
Unicorn Investment Limited [Member] | Subsequent Event [Member] | Post Acquisition [Member]
Equity Method Investment, Ownership Percentage		48.00%
Zhongmin [Member]
Amounts Of Deposits Or Equivalent Property Ordered To Freeze																$ 10,000,000
Cash and Cash Equivalents, at Carrying Value						52,515													¥ 361,070
Zhongmin [Member] | Subsequent Event [Member]
Due From Related party Amounts Failed To Repay												$ 872,664	¥ 6,000,000				$ 1,454,440	¥ 10,000,000
Amounts Of Cash Frozen For Failure In Repayment Of Loan														$ 69,286	¥ 476,376
WM Ming [Member]
Due to Related Parties, Noncurrent						945,082
Shanghai Hongshi [Member]
Due to Related Parties, Noncurrent						1,514,246
Ms. Zhu [Member]
Due to Related Parties, Noncurrent	[1]					5,704,257		5,685,971
Proceeds from Related Party Debt				$ 1,060,000	¥ 7,290,000	498,064	[2]	5,685,971	[2]	$ 0	[2]
Ms Wang [Member]
Due to Related Parties, Noncurrent						2,327,104													¥ 16,000,000
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co. Ltd [Member]
Due from Related Parties, Current	[3]							$ 261,399
Allowance for Doubtful Accounts Receivable						$ 676,415

[1]	The amount represents the balance due to related parties relating to the loan borrowed from Ms. Zhu and maturity date on December 31, 2020. For the year ended December 31, 2018, interest expense incurred on loan from Ms. Zhu was $374,273.
[2]	The amount represents the loan borrowed from Ms. Zhu and maturity date on December 31, 2020.
[3]	The amounts represent the receivables due from related parties relating to the online direct sales and online platform services.